Filed under Rule 497(e)

File No. 333-53589

VALIC COMPANY II

Supplement to the Statement of Additional Information dated January 1, 2014

Effective May 20, 2014, all reference to Donna Handel in the Statement of Additional Information is deleted in its entirety.

Please retain this supplement for your future reference.

Date: May 28, 2014